Segment Information - Schedule of Segment Operating (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment revenue:
Total Revenue	$ 477,532	$ 463,330	$ 284,106
Less:
Cost of Revenue (including depreciation and amortization)	(448,599)	(433,608)	(271,393)
Segment gross profit	28,933	29,722	12,713
Other segment items:
Sales and marketing expenses	(3,727)	(7,462)	(1,863)
General and administrative expenses	(9,125)	(25,271)	(3,682)
Research and development expenses	(2,543)	(5,600)	(1,741)
Credit loss provision for receivables	(981)		(100)
Gain on sale of recovery rights on assets held by FTX		7,270
Impairment loss on digital assets			(6,987)
Impairment loss on mining equipment	(25,400)	(8,076)
Changes in fair value of digital asset receivables or payables	1,172	(1,320)
Changes in fair value of digital assets	(8,693)	76,933	18,231
Loss on disposal of mining equipment	(3,395)
Investment income	462	416
Interest expense	(8,562)	(6,328)	(5,535)
Interest income	2,284	1,624	1,055
Other income/(expense), net	311	(277)	587
Income tax expense	(1,878)	(7,668)	(2,183)
Net (loss)/profit	$ (31,142)	$ 53,963	$ 10,495